NOTE 7. Components of the net investment in direct financing and sales-type leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Minimum lease payments receivable	$ 428,314	$ 261,652
Less: Allowance for doubtful accounts	(389)	(296)
Net minimum lease payments receivable	427,925	261,356
Less: unearned interest income	(37,826)	(26,404)
Net investment in direct financing and sales-type leases	390,099	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(261,684)	(196,213)
Net investment in direct financing and sales-type leases, net of current maturities	$ 128,415	$ 38,739